Earnings per share (Tables)	9 Months Ended
Mar. 31, 2024
EARNINGS (LOSSES) PER SHARE
Schedule of computation of basic and diluted earnings per share

	Three Months Ended March 31,		Nine Months Ended March 31,
	2024	2023	2024	2023
Numerator:
Net income (loss) attributable to iPower Inc.	$1,016,082	$(1,530,534)	$(2,185,261)	$(9,003,349)

Denominator:
Weighted-average shares used in computing basic and diluted earnings per share*	$29,821,811	$29,730,914	$29,791,990	$29,702,014
Earnings (losses) per share of ordinary shares - basic and diluted	$0.03	$(0.05)	$(0.07)	$(0.30)